Expense Example - FidelityGovernmentMoneyMarketFund-CapitalReservesPRO - FidelityGovernmentMoneyMarketFund-CapitalReservesPRO - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Capital Reserves Class
Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 97
3 years	305
5 years	530
10 years	$ 1,177